UNDERWRITTEN PUBLIC OFFERING (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended
Jan. 31, 2021 USD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwritten public offering | shares	14,375,000
Public offering price | $ / shares	$ 2.40
Underwriter placement fee | shares	718,750
Proceeds from public offering, gross	$ 34.5
Proceeds from public offering, net	31.4
Fair value of warrants	$ 1.0
Risk-free interest rate (%)	0.45%
Average standard deviation	73.80%
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of shares issued | $ / shares	$ 3.00